SUPPLEMENTARY CASH FLOW INFORMATION (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Acquisition of La Preciosa, net of cash & transaction costs	$ 21,535	$ 0
Shares acquired under terms of option agreements	83	109
Transfer of share-based payments reserve upon exercise of RSUs	899	1,278
Transfer of share-based payments reserve upon option exercise	15	126
Transfer of share-based payments reserve upon option cancellation or expiry	831	443
Equipment acquired under finance leases and equipment loans	1,827	1,058
Non-cash investing and financing activities	$ 25,190	$ 3,014